Summary of Significant Accounting Policies (Details) - Schedule of cash, cash equivalents, and restricted cash - USD ($) $ in Thousands		Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
Schedule Of Cash Cash Equivalents And Restricted Cash Abstract
Cash and cash equivalents		$ 25,286	$ 39,314
Restricted cash - current	[1]	41,419
Long-term assets:
Restricted cash held as collateral	[2]	4,655	2,740
Total cash, cash equivalents, and restricted cash		$ 71,360	$ 42,054	$ 27,251	$ 15,388

[1]	Restricted cash - current primarily consists of (i) $20,100 held in escrow to secure the Company’s purchase obligations under the forward purchase agreement with Meteora (See Note.3 Business Combination for additional information). (ii) $5,800 equity contribution to a joint venture in connection with the closing of OPAL Term Loan II (iii) $1,778 relates to interest reserve on Sunoma Loan and (iv) $13,700 held in a restricted account for funding one of our RNG projects.
[2]	Restricted cash held as collateral represents the collateral requirements on our debt facilities.